Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000055530 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	3.50%
C000055530 | FR_054052907
Holdings [Line Items]
Percent of Total Investments	1.50%
C000055530 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	1.30%
C000055530 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.30%
C000055530 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.30%
C000055530 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000055530 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	1.10%
C000055530 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000055530 | FR_689567006
Holdings [Line Items]
Percent of Total Investments	1.00%
C000055530 | FR_633517909
Holdings [Line Items]
Percent of Total Investments	1.00%
C000055530 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	11.60%
C000055530 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000055530 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.30%
C000055530 | Spain
Holdings [Line Items]
Percent of Total Investments	3.80%
C000055530 | Australia
Holdings [Line Items]
Percent of Total Investments	6.30%
C000055530 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.50%
C000055530 | Germany
Holdings [Line Items]
Percent of Total Investments	8.60%
C000055530 | France
Holdings [Line Items]
Percent of Total Investments	8.90%
C000055530 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.80%
C000055530 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.60%
C000055530 | Japan
Holdings [Line Items]
Percent of Total Investments	23.30%
C000055530 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	14.10%
C000030373 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	3.50%
C000030373 | FR_054052907
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030373 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030373 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030373 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030373 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030373 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030373 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030373 | FR_689567006
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030373 | FR_633517909
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030373 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	11.60%
C000030373 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000030373 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.30%
C000030373 | Spain
Holdings [Line Items]
Percent of Total Investments	3.80%
C000030373 | Australia
Holdings [Line Items]
Percent of Total Investments	6.30%
C000030373 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.50%
C000030373 | Germany
Holdings [Line Items]
Percent of Total Investments	8.60%
C000030373 | France
Holdings [Line Items]
Percent of Total Investments	8.90%
C000030373 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.80%
C000030373 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.60%
C000030373 | Japan
Holdings [Line Items]
Percent of Total Investments	23.30%
C000030373 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	14.10%
C000164865 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.30%
C000164865 | BBB
Holdings [Line Items]
Percent of Total Investments	14.60%
C000164865 | A
Holdings [Line Items]
Percent of Total Investments	9.80%
C000164865 | AA
Holdings [Line Items]
Percent of Total Investments	73.90%
C000164865 | AAA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164865 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164865 | AssetU.S. Government Agencies and Instrumentalities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000164865 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000164865 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	24.30%
C000164865 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000164865 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	43.90%
C000030374 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030374 | BBB
Holdings [Line Items]
Percent of Total Investments	14.60%
C000030374 | A
Holdings [Line Items]
Percent of Total Investments	9.80%
C000030374 | AA
Holdings [Line Items]
Percent of Total Investments	73.90%
C000030374 | AAA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030374 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030374 | AssetU.S. Government Agencies and Instrumentalities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030374 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030374 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	24.30%
C000030374 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000030374 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	43.90%
C000164864 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.30%
C000164864 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000164864 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	5.40%
C000164864 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.20%
C000164864 | FR_007903107
Holdings [Line Items]
Percent of Total Investments	4.10%
C000164864 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.90%
C000164864 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	3.20%
C000164864 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.10%
C000164864 | FR_458140100
Holdings [Line Items]
Percent of Total Investments	2.90%
C000164864 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.90%
C000164864 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	43.40%
C000164864 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000164864 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.40%
C000164864 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000164864 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000164864 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000164864 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000164864 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000164864 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	3.40%
C000164864 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000164864 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000164864 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.70%
C000164864 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	59.00%
C000030370 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.30%
C000030370 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000030370 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	5.40%
C000030370 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.20%
C000030370 | FR_007903107
Holdings [Line Items]
Percent of Total Investments	4.10%
C000030370 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.90%
C000030370 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	3.20%
C000030370 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030370 | FR_458140100
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030370 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030370 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	43.40%
C000030370 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	0.20%
C000030370 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030370 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030370 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030370 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030370 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000030370 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000030370 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	3.40%
C000030370 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000030370 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000030370 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.70%
C000030370 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	59.00%
C000030372 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030372 | FR_615394202
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030372 | FR_44812J104
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030372 | FR_92552V100
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_10950A106
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_23282W605
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_57776J100
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_04010E109
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_902788108
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_M6191J100
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | JFrog Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000030372 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000030372 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.40%
C000030372 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000030372 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030372 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030372 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000030372 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000030372 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.90%
C000030372 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.80%
C000030372 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.80%
C000030372 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030372 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
C000030372 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.40%
C000030371 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030371 | FR_615394202
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030371 | FR_44812J104
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030371 | FR_92552V100
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_10950A106
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_23282W605
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_57776J100
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_04010E109
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_902788108
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_M6191J100
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | JFrog Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000030371 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000030371 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.40%
C000030371 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000030371 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030371 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030371 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000030371 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000030371 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.90%
C000030371 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.80%
C000030371 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.80%
C000030371 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030371 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
C000030371 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.40%
C000030367 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.20%
C000030367 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.30%
C000030367 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	1.90%
C000030367 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.10%
C000030367 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.50%
C000030367 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	1.80%
C000030367 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030367 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030367 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000030367 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	1.90%
C000030367 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	35.00%
C000030367 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000030367 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030367 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000030367 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030367 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030367 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030367 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000030367 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000030367 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000030367 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
C000030367 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.30%
C000030367 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.50%
C000030367 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000053062 | FR_78467Y107
Holdings [Line Items]
Percent of Total Investments	1.50%
C000053062 | FR_90138F102
Holdings [Line Items]
Percent of Total Investments	0.90%
C000053062 | FR_144285103
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053062 | FR_55306N104
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053062 | FR_231561101
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053062 | FR_G6700G107
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053062 | FR_29362U104
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053062 | FR_01741R102
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053062 | FR_452327109
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053062 | FR_G87110105
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053062 | TechnipFMC PLC
Holdings [Line Items]
Percent of Total Investments	8.30%
C000053062 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.30%
C000053062 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000053062 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000053062 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000053062 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000053062 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000053062 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.40%
C000053062 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000053062 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000053062 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000053062 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000053062 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.00%
C000053062 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000030368 | FR_78467Y107
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030368 | FR_90138F102
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030368 | FR_144285103
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030368 | FR_55306N104
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030368 | FR_231561101
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030368 | FR_G6700G107
Holdings [Line Items]
Percent of Total Investments	0.70%
C000030368 | FR_29362U104
Holdings [Line Items]
Percent of Total Investments	0.70%
C000030368 | FR_01741R102
Holdings [Line Items]
Percent of Total Investments	0.70%
C000030368 | FR_452327109
Holdings [Line Items]
Percent of Total Investments	0.70%
C000030368 | FR_G87110105
Holdings [Line Items]
Percent of Total Investments	0.70%
C000030368 | TechnipFMC PLC
Holdings [Line Items]
Percent of Total Investments	8.30%
C000030368 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.30%
C000030368 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000030368 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000030368 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000030368 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030368 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030368 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.40%
C000030368 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000030368 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000030368 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000030368 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030368 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.00%
C000030368 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000125701 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	4.70%
C000125701 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	20.70%
C000125701 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	17.10%
C000125701 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	15.60%
C000125701 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	14.40%
C000125701 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	12.80%
C000125701 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	3.90%
C000125701 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	3.60%
C000125701 | FR_922042858
Holdings [Line Items]
Percent of Total Investments	2.00%
C000125701 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	94.80%
C000125701 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.20%
C000125701 | AssetFixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.00%
C000125701 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	77.80%
C000125702 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	3.30%
C000125702 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	20.50%
C000125702 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	15.70%
C000125702 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	10.80%
C000125702 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	11.40%
C000125702 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	8.90%
C000125702 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	2.90%
C000125702 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	3.00%
C000125702 | FR_922042858
Holdings [Line Items]
Percent of Total Investments	2.00%
C000125702 | FR_921937835
Holdings [Line Items]
Percent of Total Investments	16.00%
C000125702 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	94.50%
C000125702 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.50%
C000125702 | AssetFixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	31.70%
C000125702 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	62.80%
C000125703 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125703 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	18.70%
C000125703 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	23.40%
C000125703 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	7.00%
C000125703 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	8.30%
C000125703 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	5.00%
C000125703 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125703 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	2.50%
C000125703 | FR_922042858
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125703 | FR_921937835
Holdings [Line Items]
Percent of Total Investments	23.20%
C000125703 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	94.70%
C000125703 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.30%
C000125703 | AssetFixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	46.60%
C000125703 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.10%